Income (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Income (Loss) Per Share

NOTE 6 INCOME (LOSS) PER SHARE

Income (loss) per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period. Basic and diluted income (loss) per share was the same for the nine months ended September 30, 2012 and 2011, respectively.

NOTE 5 INCOME (LOSS) PER SHARE

Income (loss) per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period. Basic and diluted income (loss) per share was the same for the years ended December 31, 2011 and 2010.